Derivative Instruments and Hedging - Effect of Foreign Currency Contracts on the Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	$ (3,331)	$ 0	$ 0
Designated as Hedging Instrument | Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	(175)	0	0
Designated as Hedging Instrument | Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	(1,718)	0	0
Designated as Hedging Instrument | Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	(732)	0	0
Designated as Hedging Instrument | General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	(706)	0	0
Designated as Hedging Instrument | Other income (expense), net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	(1,659)	59	231
Not Designated as Hedging Instrument | Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | Other income (expense), net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	$ (1,659)	$ 59	$ 231